Intangible assets	12 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Intangible assets	Intangible assets
Accounting policy
Intangible assets are recorded at acquisition cost or at the fair value of intangible assets acquired in a business combination and, for finite useful life intangibles, less accumulated amortization calculated using the straight-line method. These intangible assets have useful lives defined based on the useful economic life.
The goodwill arising on a business combination is initially measured as the excess of the consideration transferred over the fair value of the net assets acquired (net identifiable assets acquired and liabilities assumed). Subsequent to initial recognition, goodwill is measured at cost, less any accumulated impairment losses, as described in Note 16.
The useful lives and methods of amortization of intangibles are reviewed at each balance sheet date and adjusted prospectively, if appropriate.
The estimated useful lives of intangible assets for the years ended June 30, 2023 and 2022 are as follows:

Customer relationship	9 years
Purchase contacts	4 years
Software and other	5 years
An intangible asset is derecognized upon disposal or when no future economic benefits are expected, and any gain or loss is recognized in the statement of profit or loss when the asset is derecognized.
The impairment policy for intangibles is described in note 16.
Intangible assets balance is as follows:

	Goodwill	Customer relationship	Purchase contracts and brands	Software and other	Total
Cost:
At June 30, 2020	259,526	138,179	204	4,599	402,508

Additions	-	-	-	32,015	32,015
Business combinations	137,190	118,046	14,827	1,966	272,029

At June 30, 2021	396,716	256,225	15,031	38,580	706,552

Additions	-	-	-	17,793	17,793
Business combinations (i)	71,348	45,922	8,764	-	126,034
Translation adjustment	(1,559)	(670)	(1,949)	-	(4,178)
Other (ii)	(14,531)	-	-	-	(14,531)

At June 30, 2022	451,974	301,477	21,846	56,373	831,670

Additions	-	-	-	5,025	5,025
Business combinations (i)	98,890	50,600	1,207	-	150,698
Other (iii)	(3,201)	-	-	-	(3,201)
Translation adjustment	(998)	(666)	(48)	(10)	(1,722)

At June 30, 2023	546,665	351,412	23,005	61,388	982,470

Amortization:
At June 30, 2020	-	19,344	4	676	20,024

Amortization for the year	-	26,416	1,081	2,221	29,718

At June 30, 2021	-	45,760	1,085	2,897	49,742

Amortization for the year	-	43,742	5,844	8,021	57,607

At June 30, 2022	-	89,502	6,929	10,918	107,349

Amortization for the year	-	50,263	8,983	8,682	67,928

At June 30, 2023	-	139,765	15,912	19,600	175,277

At June 30, 2022	451,974	211,975	14,917	45,455	724,321
At June 30, 2023	546,665	211,646	7,093	41,788	807,192
(i)Balances arising from business combinations (Note 21).
(ii)Balances arising from the adjustment in the purchase price from acquisition of Desempar and Cultivar, which occurred in the year ended June 30, 2021. The consideration for each acquisition was subject to post-closing price adjustments, based on the working capital variations of the purchased company.
(iii)Balance arising from the adjustment in the purchase price from acquisition of Agrozap, which occurred in the year ended June 30, 2022. The consideration for the acquisition was subject to post-closing price adjustment, based on the working capital variations of the purchased company.